LAND USE RIGHTS, NET	6 Months Ended
Jun. 30, 2024
Land Use Rights Net
LAND USE RIGHTS, NET

10. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)

Land use right	149,678	153,204
Less: accumulated amortization	(27,982)	(27,055)
Land use right, net	121,696	126,149

During the year ended December 31, 2019, the Company obtained three operating lease arrangements for land use rights with a fair value of US$88,380 thousand through the acquisition of FAW Jilin. One lease is for commercial land use and expires in 2050. The other two leases are for industrial use and expire in 2061 and 2062, respectively. The land use rights provided a total area of 13 million square feet.

As discussed in Note 17, the Company was unable to meet the conditions to apply for the government subsidies to repay the loans. As a result, Xiangyang Yazhi and Dezhou Yarui pledged land use rights with the carrying amount of US$14,300 thousand and US$14,811 thousand to its lenders as of June 30, 2024 and December 31, 2023, respectively. FAW Jilin pledged land use rights with the carrying amount of US$31,219 thousand and US$32,061 thousand for loan as of June 30, 2024 and December 31, 2023, respectively.

Amortization expenses of land use rights were US$1,552 thousand and US$1,671 thousand for the six months ended June 30, 2024 and 2023, respectively.